SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Composition of share capital:

	June 30, 2022		December 31, 2021
	(Unaudited)		(Audited)
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares		Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	239,563,002	1,000,000,000	234,262,636
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110	83,417,110	83,417,110
	1,083,417,110	322,980,112	1,083,417,110	317,679,746

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

Equity transactions

In the six months ended June 30, 2021, certain investors exercised their Preferred B warrants at a price of $0.27 per share. Such investors paid a total of $2,657 in exchange for 9,745,415 Preferred B shares of no par value of the Company.

In April 2021, the Company entered into a strategic collaboration agreement with a strategic partner regarding the ability to work with the Company to develop new markets and new business models for REE’s corner module technology and design (the “Strategic Partner”). In June 2021 and August 2021 the Company issued to the Strategic Partner 1,989,622 and 370,479 ordinary shares, respectively, and had agreed to issue additional ordinary shares to be issued to the Strategic Partner upon the achievement of certain revenue and production milestones, which will require the Company to obtain definitive purchase orders from third-party customers. As a result, the Company recorded share-based compensation expenses in the amount of $18,802 in selling, general and administrative expenses.

On August 16, 2021, the Board of Directors approved the issuance of 250,000 shares issued to an affiliate of Cowen and Company, LLC (“Cowen”) in consideration for advisory services provided by Cowen in connection with the Merger Agreement.

The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Cost of sales	$72	$—
Research and development	6,597	3,182
Selling, general and administrative	8,140	20,951
	$14,809	$24,133